Leases (Details) - Schedule of Maturity Lease Liabilities - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Lease Liabilities [Abstract]
2024	€ 38,653
2025	14,930
2026	4,000
Total lease payments	57,583
Less: financing cost	(1,517)
Lease liabilities	€ 56,066	€ 95,059